Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2024
U.S. Government Securities Ultra-Short Bond Fund
United States Government and Agency
Obligations 89.01%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Federal Farm Credit Bank 10.10%
Fixed Rates:
0.47 11/18/24 $ 2,000,000 $ 1,987,926
2.35 12/05/25 1,000,000 984,727
2,972,653
Federal Home Loan Bank 11.58%
Fixed Rates:
4.63 12/13/24 1,000,000 999,836
2.63 09/12/25 1,000,000 986,597
1.11 10/28/26 1,500,000 1,420,831
3,407,264
Federal Home Loan Mortgage Corp. 20.28%
Fixed Rates:
2.40 03/28/25 3,000,000 2,972,884
4.05 08/28/25 3,000,000 2,994,032
5,966,916
U.S. Treasury Bill 41.93%
◊
Yield to Maturity:
5.10 11/21/24 1,500,000 1,490,187
5.01 12/05/24 2,000,000 1,983,707
5.17 01/09/25 5,000,000 4,938,330
4.99 01/30/25 3,000,000 2,956,213
4.83 07/10/25 1,000,000 969,690
12,338,127
U.S. Treasury Note/Bond 5.12%
Fixed Rates:
4.25 12/31/25 1,500,000 1,507,002
Investments, at value 89.01% 26,191,962
(cost $26,088,004 )
Other assets and liabilities, net 10.99% 3,233,196
Net Assets 100.00% $ 29,425,158

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2024
Near-Term Tax Free Fund
Municipal Bonds 96.24%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Alabama 0.74%
Alabama Community College System,
Alabama, Refunding, RB BAM 4.00 11/01/24 $ 185,000 $ 185,057
Arizona 1.61%
City of Mesa AZ, Arizona, Refunding, GO
Limited 4.00 07/01/25 400,000 404,039
California 1.40%
City of Milpitas CA Wastewater Revenue,
California, Refunding, RB 5.00 11/01/24 350,000 350,499
Colorado 3.48%
City of Glendale CO, Colorado, Refunding, COP
AGM 5.00 12/01/25 510,000 517,430
Colorado Health Facilities Authority, Colorado,
Refunding, RB 5.00 10/01/25 350,000 356,189
873,619
Connecticut 0.83%
State of Connecticut, Connecticut, Refunding,
GO Unlimited 5.00 05/15/27 200,000 207,950
Delaware 0.51%
The Delaware Municipal Electric Corp.,
Delaware, Refunding, RB 5.00 07/01/25 125,000 126,987
District of Columbia 0.95%
District of Columbia, District of Columbia,
Refunding, GO Unlimited 5.00 06/01/25 235,000 238,540
Florida 2.82%
Port St Lucie Community Redevelopment
Agency, Florida, Refunding, Tax
Allocation Bond 5.00 01/01/25 705,000 708,022
Georgia 3.19%
Barrow County School District, Georgia, GO
Unlimited 2.13 02/01/26 500,000 493,630
Grady County School District, Georgia, GO
Unlimited 5.00 10/01/25 300,000 306,735
800,365

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2024
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Hawaii 0.73%
State of Hawaii, Hawaii, Refunding, GO
Unlimited 5.00 10/01/27 $ 175,000 $ 183,759
Illinois 5.44%
Cook County Township High School District No.
225, Illinois, Refunding, GO Unlimited 5.00 12/01/24 300,000 300,667
State of Illinois, Illinois, GO Unlimited 5.00 11/01/28 1,000,000 1,062,555
1,363,222
Indiana 1.30%
County of Warrick IN Redevelopment District,
Indiana, Refunding, Tax Allocation Bond 4.00 08/01/25 170,000 171,436
Northwestern School Corp., Indiana, GO
Limited 5.00 01/15/26 150,000 153,841
325,277
Iowa 1.16%
Iowa Finance Authority, Iowa, Refunding, RB 5.00 02/15/25 290,000 291,449
Kansas 1.88%
City of Lawrence KS, Kansas, GO Unlimited 3.25 09/01/27 170,000 170,038
Sedgwick County Unified School District No.
262 Valley Center, Kansas, Refunding,
GO Unlimited 4.00 09/01/25 300,000 300,208
470,246
Kentucky 2.81%
Campbellsville Independent School District
Finance Corp., Kentucky, RB 4.00 08/01/25 165,000 166,244
City of Ashland KY, Kentucky, Refunding, GO
Unlimited AGM 5.00 01/01/25 300,000 301,195
Kentucky Bond Development Corp., Kentucky,
Refunding, RB 5.00 05/01/25 235,000 237,386
704,825
Louisiana 1.17%
Louisiana Housing Corp., Louisiana, RB FHLMC 2.15 12/01/24 295,000 294,010
Massachusetts 3.15%
Massachusetts Development Finance Agency,
Massachusetts, Refunding, RB 4.00 04/01/25 250,000 251,528
New Bedford Housing Authority,
Massachusetts, RB 2.45 10/01/27 550,000 538,829
790,357

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2024
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Michigan 3.27%
Great Lakes Water Authority Water Supply
System Revenue, Michigan, Refunding,
RB 5.00 07/01/26 $ 365,000 $ 380,307
Wayne State University, Michigan, RB 5.00 11/15/27 430,000 440,116
820,423
Minnesota 6.77%
City of Woodbury MN, Minnesota, GO
Unlimited 3.00 02/01/28 550,000 550,072
County of Chisago MN, Minnesota, GO
Unlimited 2.00 02/01/27 1,175,000 1,147,398
1,697,470
Mississippi 0.50%
County of Madison MS, Mississippi, GO
Unlimited 4.50 11/01/25 125,000 125,167
Missouri 2.90%
Nixa Public Schools, Missouri, Refunding, GO
Unlimited 2.25 03/01/25 530,000 526,248
St Louis Land Clearance for Redevelopment
Authority, Missouri, RB 4.00 07/15/25 200,000 201,711
727,959
Nebraska 1.20%
Nebraska Public Power District, Nebraska,
Refunding, RB 5.00 01/01/25 300,000 301,309
New Jersey 1.72%
Middlesex County Improvement Authority, New
Jersey, RB 5.00 07/01/25 425,000 432,073
New Mexico 4.67%
City of Rio Rancho NM, New Mexico, GO
Unlimited 5.00 08/01/27 600,000 641,976
Los Alamos Public School District, New
Mexico, GO Unlimited 5.00 08/01/25 520,000 529,371
1,171,347

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2024
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
New York 2.72%
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/25 $ 250,000 $ 254,464
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/26 200,000 209,185
Port Authority of New York & New Jersey,
New York, Refunding, RB 5.00 10/01/25 215,000 218,866
682,515
North Carolina 3.61%
City of Cherryville NC, North Carolina, GO
Unlimited 2.00 11/01/31 440,000 401,385
County of Pender NC, North Carolina, RB 5.00 04/01/25 500,000 504,453
905,838
Ohio 5.11%
Chillicothe City School District, Ohio,
Refunding, GO Unlimited AGM 4.00 12/01/31 1,000,000 1,000,996
Kettering City School District, Ohio, Refunding,
GO Unlimited 5.00 12/01/24 280,000 280,694
1,281,690
Oregon 1.96%
City of Ashland OR, Oregon, GO Limited 2.38 10/01/26 200,000 197,532
City of Lincoln City OR, Oregon, Refunding, GO
Unlimited 2.50 06/01/28 300,000 294,427
491,959
Pennsylvania 6.48%
Commonwealth of Pennsylvania, Pennsylvania,
Refunding, GO Unlimited, First Series 5.00 08/15/25 310,000 316,125
Delaware River Port Authority, Pennsylvania,
Refunding, RB 5.00 01/01/27 500,000 527,791
Williamsport Sanitary Authority, Pennsylvania,
Refunding, RB BAM 5.00 01/01/27 740,000 780,964
1,624,880
South Carolina 1.33%
City of Tega Cay SC, South Carolina, Refunding,
GO Unlimited 2.25 04/01/25 335,000 332,265
Texas 14.64%
Board of Regents of the University of Texas
System, Texas, RB 5.00 08/15/26 1,205,000 1,261,270
City of Dallas TX Waterworks & Sewer System
Revenue, Texas, Refunding, RB 5.00 10/01/26 750,000 787,542
City of Denton TX, Texas, GO Limited 4.00 02/15/26 265,000 270,088

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2024
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Texas (cont’d)
City of Denton TX, Texas, Refunding, GO
Limited 5.00 02/15/27 $ 400,000 $ 423,538
Lower Colorado River Authority, Texas,
Refunding, RB 5.00 05/15/27 195,000 197,344
Texas Department of Transportation State
Highway Fund, Texas, RB 5.00 10/01/26 695,000 730,763
3,670,545
Utah 1.12%
Jordan Valley Water Conservancy District,
Utah, Refunding, RB 5.00 10/01/24 280,000 280,000
Vermont 1.54%
University of Vermont and State Agricultural
College, Vermont, Refunding, RB 5.00 10/01/24 385,000 385,000
Virginia 0.91%
Virginia Commonwealth Transportation Board,
Virginia, RB 5.00 05/15/25 225,000 228,057
Washington 2.62%
City of Seattle WA Municipal Light & Power
Revenue, Washington, Refunding, RB 5.00 10/01/24 240,000 240,000
King County Fire Protection District No. 45,
Washington, GO Unlimited 4.00 12/01/25 260,000 263,346
King County Housing Authority, Washington,
Refunding, RB 4.00 06/01/27 150,000 153,451
656,797
Investments, at value 96.24% 24,133,517
(cost $24,122,928 )
Other assets and liabilities, net 3.76% 942,864
Net Assets 100.00% $ 25,076,381

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2024
Global Luxury Goods Fund
Common Stocks 94.86% Shares Value
Apparel Manufacturers 12.09%
Christian Dior SE 585 $ 423,737
Hermes International SCA 1,898 4,673,551
Kering SA, ADR 29,200 835,996
PRADA SpA 22,000 168,249
6,101,533
Athletic Footwear 0.26%
On Holding AG, Class A
*
2,650 132,898
Automotive - Cars & Light Trucks 18.11%
Bayerische Motoren Werke AG 11,300 999,333
Ferrari NV 4,850 2,280,034
Mercedes-Benz Group AG, ADR 104,000 1,675,440
Porsche Automobil Holding SE, ADR 112,000 508,480
Tesla, Inc.
*
9,370 2,451,473
Volkswagen AG 11,000 1,230,874
9,145,634
Beverages - Wine/Spirits 2.31%
Constellation Brands, Inc., Class A 3,940 1,015,299
Pernod Ricard SA 1,000 151,292
1,166,591
Casino Hotels 1.85%
Las Vegas Sands Corp. 8,600 432,924
Wynn Resorts, Ltd. 5,200 498,576
931,500
Cosmetics & Toiletries 5.86%
L'Oreal SA, ADR 26,300 2,360,688
The Estee Lauder Cos., Inc. 6,000 598,140
2,958,828
Cruise Lines 7.70%
Carnival Corp.
*
58,700 1,084,776
Royal Caribbean Cruises, Ltd. 9,200 1,631,712
Viking Holdings, Ltd.
*
33,500 1,168,815
3,885,303
Diversified Banking Institution 2.91%
The Goldman Sachs Group, Inc. 2,970 1,470,477
E-Commerce/Products 2.95%
Amazon.com, Inc.
*
7,980 1,486,913
Energy - Alternate Sources 0.00%
Pacific Green Energy Corp.
#*@
100,000 0

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2024
Global Luxury Goods Fund
Common Stocks (cont’d) Shares Value
Fiduciary Banks 1.68%
Northern Trust Corp. 9,400 $ 846,282
Finance - Credit Card 1.88%
American Express Co. 3,500 949,200
Finance - Mortgage Loan/Banker 0.00%
Lendified Holdings, Inc.
#*@
1,116,560 0
Gold Mining 6.09%
Dundee Precious Metals, Inc. 39,000 395,061
Franco-Nevada Corp. 3,400 422,450
New Gold, Inc.
*
35,000 100,800
Osisko Gold Royalties, Ltd. 22,000 407,220
Ramelius Resources, Ltd. 165,000 248,456
Regis Resources, Ltd.
*
105,000 147,010
Resolute Mining, Ltd.
*
342,000 173,829
Royal Gold, Inc. 3,250 455,975
Torex Gold Resources, Inc.
*
20,200 385,494
Westgold Resources, Ltd. 185,000 339,769
3,076,064
Hotels & Motels 5.13%
Hilton Worldwide Holdings, Inc. 8,700 2,005,350
HUGO BOSS AG 6,276 287,413
Marriott International, Inc., Class A 1,200 298,320
2,591,083
Investment Management/Advisory Services 1.76%
Apollo Global Management, Inc. 7,100 886,861
Oil Companies - Exploration & Production 0.08%
NG Energy International Corp., 144A
#*∆
50,000 38,818
Precious Metals 0.84%
Pan African Resources PLC 350,000 149,109
Wheaton Precious Metals Corp. 4,500 274,860
423,969
Private Equity 2.31%
KKR & Co., Inc. 8,950 1,168,691
Real Estate Operating/Development 0.00%
Infrastructure Ventures, Inc.
#*@+
426,533 0
Retail - Apparel/Shoe 8.18%
Brunello Cucinelli SpA 3,950 426,442
Industria de Diseno Textil SA 16,100 953,546
JD Sports Fashion PLC 370,000 762,919

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2024
Global Luxury Goods Fund
Common Stocks (cont’d) Shares Value
Retail - Apparel/Shoe (cont’d)
Lululemon Athletica, Inc.
*
4,750 $ 1,288,913
Moncler SpA 11,000 699,343
4,131,163
Retail - Jewelry 6.88%
Cie Financiere Richemont SA 21,880 3,474,638
Textile - Apparel 5.99%
LVMH Moet Hennessy Louis Vuitton SE, ADR 19,681 3,023,198
Total Common Stocks 47,889,644
(cost $43,493,566)
Corporate Non-Convertible Bond 1.63%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 1.63%
Aris Gold Corp. 7.50 08/26/27 $ 578,134 823,841
(cost $578,072)
Call Option Purchased 0.09%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts
Automotive - Cars & Light Trucks 0.09%
Ferrari NV $ 500.00 01/25 $ 1,250,000 25 45,975
(premiums paid $55,559 )
Investments, at value 96.58% 48,759,460
(cost $44,127,197 )
Other assets and liabilities, net 3.42% 1,728,440
Net Assets 100.00% $ 50,487,900

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2024
Global Resources Fund
Common Stocks 85.58% Shares Value
Advanced Materials/Production 0.68%
Nano One Materials Corp.
*
325,000 $ 283,559
Agricultural Chemicals 0.68%
OCI NV
*
10,000 285,095
Agricultural Operations 1.97%
Archer-Daniels-Midland Co. 6,500 388,310
Bunge Global SA 4,500 434,880
823,190
Building Products - Wood 0.92%
Atlas Engineered Products, Ltd.
*
100,000 101,297
Atlas Engineered Products, Ltd.
*
85,000 86,103
Stella-Jones, Inc. 3,000 196,954
384,354
Chemicals - Diversified 1.03%
FMC Corp. 6,500 428,610
Chemicals - Specialty 0.89%
Methanex Corp. 9,000 371,859
Coal 1.06%
Caribbean Resources Corp.
#*@
2,148,176 0
Teck Resources, Ltd., Class B 8,500 444,040
444,040
Containers - Paper/Plastic 0.53%
Graphic Packaging Holding Co. 7,500 221,925
Diamonds/Precious Stones 0.57%
Barksdale Resources Corp.
*
1,955,000 238,512
Diversified Minerals 2.30%
Arianne Phosphate, Inc.
*
600,000 84,291
BHP Group, Ltd., ADR 3,500 217,385
Core Assets Corp., 144A
#*∆
600,000 28,836
E3 Lithium, Ltd.
*
100,000 83,552
IberAmerican Lithium Corp.
*
1,000,000 51,758
Legacy Lithium Corp.
#*@
100,000 2,063
Leo Lithium, Ltd.
#*@
700,000 169,381
Lithium Royalty Corp.
*
821 3,612
NGX, Ltd.
*
90 10
Nio Strategic Metals, Inc.
*
3,325,000 208,973
Nio Strategic Metals, Inc., 144A
#*∆
362,069 22,756
Nuclear Fuels, Inc.
*
20,000 5,398
Sigma Lithium Corp.
*
3,000 37,080

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2024
Global Resources Fund
Common Stocks (cont’d) Shares Value
Diversified Minerals (cont’d)
Wolfden Resources Corp.
*
1,825,000 $ 47,229
962,324
Energy - Alternate Sources 0.60%
First Solar, Inc.
*
1,000 249,440
Pacific Green Energy Corp.
#*@~
2,400,000 0
249,440
Enterprise Software/Services 6.82%
Abaxx Technologies, Inc.
*
300,000 2,517,653
Base Carbon, Inc.
*
1,000,000 332,730
2,850,383
Food - Miscellaneous/Diversified 1.32%
Ingredion, Inc. 4,000 549,720
Gold Mining 16.45%
Agnico Eagle Mines, Ltd. 5,000 402,800
Atex Resources, Inc.
*
85,000 89,245
Barrick Gold Corp. 25,000 497,250
Black Cat Syndicate, Ltd.
*
550,475 173,881
Black Cat Syndicate, Ltd.
*
419,525 132,518
Collective Mining, Ltd.
*
75,000 240,674
EnviroGold Global, Ltd., 144A
#*∆
75,000 3,882
Firefinch, Ltd.
#*@
1,000,000 43,140
K92 Mining, Inc.
*
115,000 669,193
Montage Gold Corp.
*
600,000 842,915
New Gold, Inc.
*
250,000 720,000
Newmont Corp. 20,000 1,069,000
NeXGold Mining Corp.
*
245,875 147,258
Osisko Gold Royalties, Ltd. 10,000 185,100
Perpetua Resources Corp.
*
25,000 233,750
Royal Road Minerals, Ltd.
*
5,500,000 488,003
Seabridge Gold, Inc.
*
20,000 335,800
Seasif Exploration, Inc.
*
2,000,000 22,182
Silver Tiger Metals, Inc.
*
1,000,000 199,638
Torex Gold Resources, Inc.
*
20,000 381,678
6,877,907
Industrial Gases 2.28%
Linde PLC 2,000 953,720
Investment Companies 0.44%
Contango Holdings PLC
*
10,502,248 183,389

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2024
Global Resources Fund
Common Stocks (cont’d) Shares Value
Metal - Copper 1.68%
Hudbay Minerals, Inc. 50,000 $ 459,500
Kutcho Copper Corp.
*
1,223,500 94,989
Meridian Mining UK Societas
*
500,000 149,728
704,217
Metal - Diversified 12.28%
Anglo American PLC 3,500 113,770
Electra Battery Materials Corp., 144A
#*∆
55,555 32,451
Filo Corp.
*
42,500 1,012,810
Glencore PLC 20,000 114,533
GoviEx Uranium, Inc., 144A
#*∆
58,000 6,862
Ivanhoe Electric, Inc./US
*
40,000 338,400
Ivanhoe Mines, Ltd.
*
149,300 2,221,092
Juno Corp., 144A
#*@∆
200,000 369,700
Orsu Metals Corp., 144A
#*@∆
14,761 0
Sovereign Metals, Ltd.
*
600,000 296,981
Torq Resources, Inc.
*
900,000 69,873
Vox Royalty Corp. 185,000 558,700
5,135,172
Metal - Iron 0.06%
Champion Iron, Ltd. 5,000 24,548
Consolidated Growth Holdings, Ltd.
#*@
19,859,173 0
24,548
Mining Services 0.23%
Cordoba Minerals Corp.
*
58,823 20,224
Defense Metals Corp.
*
1,000,000 77,637
97,861
Natural Resource Technology 0.35%
I-Pulse, Inc., 144A
#*@+∆
15,971 145,017
Non-Ferrous Metals 3.31%
Bannerman Energy, Ltd.
*
80,109 173,881
Bannerman Energy, Ltd.
*
9,891 21,469
Cameco Corp. 5,000 238,800
Denison Mines Corp.
*
115,000 210,450
Encore Energy Corp.
*
100,000 410,366
InZinc Mining, Ltd.
*
2,000,000 25,879
Peninsula Energy, Ltd.
*
1,400,000 91,553
Peninsula Energy, Ltd.
*
500,000 32,697
Sterling Group Ventures, Inc., 144A
#*@∆
500,000 0
Ur-Energy, Inc.
*
150,000 178,500
1,383,595

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2024
Global Resources Fund
Common Stocks (cont’d) Shares Value
Oil - US Royalty Trusts 2.77%
Kimbell Royalty Partners LP 30,000 $ 482,700
Viper Energy, Inc. 15,000 676,650
1,159,350
Oil Companies - Exploration & Production 7.82%
Antero Resources Corp.
*
15,000 429,750
Canadian Natural Resources, Ltd. 6,000 199,260
ConocoPhillips 1,500 157,920
EOG Resources, Inc. 2,500 307,325
LNG Energy Group Corp.
*
1,100,000 126,067
Marathon Oil Corp. 17,500 466,025
New Stratus Energy, Inc.
*
750,000 232,911
NG Energy International Corp.
*
1,000,000 776,369
NG Energy International Corp., 144A
#*∆
200,000 155,274
Permian Resources Corp. 15,000 204,150
Range Resources Corp. 7,000 215,320
3,270,371
Oil Companies - Field Services 2.77%
Baker Hughes Co. 10,000 361,500
Liberty Energy, Inc. 7,500 143,175
Schlumberger NV 5,000 209,750
Select Water Solutions, Inc., Class A 40,000 445,200
1,159,625
Oil Companies - Integrated 4.94%
BP PLC, ADR 10,000 313,900
Exxon Mobil Corp. 3,500 410,270
Imperial Oil, Ltd. 6,000 422,700
Shell PLC, ADR 10,000 659,500
TotalEnergies SE, ADR 4,000 258,480
2,064,850
Paper & Related Products 1.44%
Sylvamo Corp. 7,000 600,950
Pipelines 3.23%
Cheniere Energy, Inc. 7,500 1,348,800
Precious Metals 2.15%
Brixton Metals Corp.
*
2,000,000 125,698
Coeur Mining, Inc.
*
111,000 763,680
Vizsla Royalties Corp.
*
6,666 8,970
898,348

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2024
Global Resources Fund
Common Stocks (cont’d) Shares Value
Real Estate Operating/Development 0.85%
Infrastructure Ventures, Inc.
#*@+
7,443,544 $ 0
Revival Gold, Inc.
*
1,690,682 356,275
356,275
REITS - Diversified 0.81%
Weyerhaeuser Co. REIT 10,000 338,600
Retail - Jewelry 0.18%
Mene, Inc.
*
750,000 74,864
Silver Mining 2.17%
Aya Gold & Silver, Inc.
*
10,000 130,134
Endeavour Silver Corp.
*
75,000 296,129
Vizsla Silver Corp.
*
250,000 478,761
905,024
Total Common Stocks 35,775,494
(cost $77,511,228)
Corporate Convertible Bond 1.28%
Coupon
Rate %
Maturity
Date
Principal
Amount
Investment Companies 1.28%
Contango Holdings PLC, 144A
#@∆
0.00 12/31/24 $ 400,000 534,780
(cost $508,120)
Corporate Non-Convertible Bonds 3.61%
Gold Mining 2.42%
Aris Gold Corp. 7.50 08/26/27 708,242 1,009,245
Oil Companies - Exploration & Production 1.19%
NG Energy International Corp.
#
8.00 05/20/27 750,000 499,094
Total Corporate Non-Convertible Bonds 1,508,339
(cost $1,295,358)
Warrants 0.80%
Exercise
Price
Exp.
Date Shares
Diamonds/Precious Stones 0.00%
Barksdale Resources Corp., 144A
#*@∆
$ 0.60 01/09/27 177,500 0

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2024
Global Resources Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Diversified Minerals 0.11%
Core Assets Corp., 144A
#*@∆
$ 0.47 02/17/25 300,000 $ 0
Desert Mountain Energy Corp., 144A
#*@∆
2.70 03/24/25 300,000 0
Group 6 Metals, Ltd.
#*@
0.28 01/13/25 400,000 0
IberAmerican Lithium Corp., 144A
#*@∆
0.40 09/01/26 500,000 1,849
Lithium Ion Energy, Ltd., 144A
#*@∆
0.70 04/24/25 225,000 0
Volt Lithium Corp., 144A
#*@∆
0.33 08/04/25 500,000 46,212
48,061
Gold Mining 0.00%
Iris Metals, Ltd.
#*@
1.50 05/16/25 325,000 0
Investment Companies 0.00%
Contango Holdings PLC, 144A
#*@∆
0.09 11/07/25 4,583,333 0
Metal - Copper 0.00%
Trigon Metals, Inc., 144A
#*@∆
1.50 07/12/26 125,000 0
Metal - Diversified 0.00%
Electra Battery Materials Corp., 144A
#*@∆
1.74 08/11/25 250,000 0
Torq Resources, Inc., 144A
#*@∆
0.30 01/04/27 1,000,000 0
0
Mining Services 0.53%
Aris Mining Corp.
*
2.75 07/29/25 480,000 220,045
Non-Ferrous Metals 0.00%
Peninsula Energy, Ltd.
#*@
0.10 03/31/25 700,000 0
Oil Companies - Exploration & Production 0.08%
LNG Energy Group, 144A
#*@∆
0.60 05/05/26 1,000,000 0
NG Energy International Corp.
*
1.40 05/20/27 300,000 33,273
33,273
Precious Metals 0.01%
Vizsla Royalties Corp.
*
0.05 12/31/25 6,666 6,260
Real Estate Operating/Development 0.00%
Revival Gold, Inc., 144A
#*@∆
0.72 05/16/26 250,000 0
Revival Gold, Inc., 144A
#*@∆
0.45 05/02/27 137,500 0
0

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2024
Global Resources Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Silver Mining 0.07%
Vizsla Silver Corp., 144A
#*@∆
$ 2.00 11/15/24 62,500 $ 27,265
Total Warrants 334,904
(cost $21,535 )
Investments, at value 91.27% 38,153,517
(cost $79,336,241 )
Other assets and liabilities, net 8.73% 3,648,047
Net Assets 100.00% $ 41,801,564

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2024
World Precious Minerals Fund
Common Stocks 93.07% Shares Value
Advanced Materials/Production 5.23%
Nano One Materials Corp.
*
2,700,000 $ 2,355,725
Coal 0.00%
Caribbean Resources Corp.
#*@
505,453 0
Diamonds/Precious Stones 0.97%
Barksdale Resources Corp.
*
3,570,000 435,543
Diversified Minerals 4.90%
Ascot Resources, Ltd., 144A
#*∆
6,412 759
Erdene Resource Development Corp.
*
500,000 232,911
Founders Metals, Inc.
*
350,000 659,913
Genesis Minerals, Ltd.
*
125,000 176,545
Gossan Resources, Ltd.
*
1,250,000 27,727
Indochine Mining, Ltd.
#*@
10,000 0
Kenorland Minerals, Ltd.
*
225,000 183,001
Kootenay Resources, Inc.
*
40,000 1,775
Max Resource Corp.
*
2,250,000 133,092
Minaurum Gold, Inc.
*
1,500,000 260,638
Serra Energy Metals Corp.
*
2,000,000 25,879
Waraba Gold, Ltd.
*~
2,155,000 23,901
Waraba Gold, Ltd., 144A
#*~∆
6,045,000 67,045
Western Exploration, Inc.
*
350,000 305,372
Westward Gold, Inc.
*
2,000,000 110,910
2,209,468
Gold Mining 50.00%
Abitibi Metals Corp.
*
300,000 92,055
Abitibi Metals Corp.
*
100,000 30,685
Adamera Minerals Corp.
*
1,047,000 114,187
Adamera Minerals Corp., 144A
#*∆
11,954 1,304
Aero Energy, Ltd.
*
50,000 1,479
Agnico Eagle Mines, Ltd. 2,500 201,400
Allegiant Gold, Ltd.
*
500,000 72,091
Alpha Exploration, Ltd.
*
500,000 312,396
Angus Gold, Inc.
*
350,000 142,334
Asante Gold Corp.
*
1,250,000 1,321,676
Atex Resources, Inc.
*
100,000 104,995
Awale Resources, Ltd.
*
925,000 297,516
Bellevue Gold, Ltd.
*
200,000 180,987
Black Cat Syndicate, Ltd.
*
1,500,000 473,813
Black Cat Syndicate, Ltd.
*
272,400 86,044
Black Cat Syndicate, Ltd.
*
207,600 65,576
Carolina Rush Corp.
*
1,000,000 59,152
Cassiar Gold Corp.
*
448,000 74,531
Collective Mining, Ltd.
*
50,000 160,450
Compass Gold Corp.
*
2,000,000 136,789

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2024
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Dryden Gold Corp.
*
1,000,000 $ 110,910
Faraday Copper Corp., 144A
#*∆
43,500 26,696
Freegold Ventures, Ltd.
*
300,000 266,184
G2 Goldfields, Inc.
*
750,000 959,370
Gold Bull Resources Corp.
*
100,000 27,727
Goldshore Resources, Inc.
*
1,900,000 519,797
Heliostar Metals, Ltd.
*
1,000,000 362,305
K92 Mining, Inc.
*
460,000 2,676,772
Karus Mining, Inc.
#*@
37,500 61,000
Kesselrun Resources, Ltd.
*~
5,000,000 203,335
Kinross Gold Corp. 15,000 140,400
Lahontan Gold Corp.
*
97,000 4,124
Lion One Metals, Ltd.
*
500,000 129,395
Loncor Gold, Inc.
*
2,575,000 780,620
Maple Gold Mines, Ltd.
*
1,000,000 55,455
Mawson Gold, Ltd.
*
900,000 738,659
McFarlane Lake Mining, Ltd.
*
2,500,000 46,212
Montage Gold Corp.
*
400,000 561,943
New Gold, Inc.
*
50,000 144,000
Newcore Gold, Ltd.
*
400,000 93,164
NV Gold Corp.
*
100,000 20,333
Omai Gold Mines Corp.
*
4,000,000 517,579
Onyx Gold Corp.
*
200,000 29,576
Osisko Gold Royalties, Ltd. 10,000 185,100
Probe Gold, Inc.
*
325,000 408,518
Radisson Mining Resources, Inc.
*
9,375,000 2,010,241
Radius Gold, Inc., 144A
#*∆
125,000 7,856
Ramelius Resources, Ltd. 300,000 451,737
Renegade Gold, Inc.
*
650,000 103,331
Roscan Gold Corp.
*
1,500,000 105,364
Royal Road Minerals, Ltd.
*
1,500,000 133,092
Sanu Gold Corp.
*
1,585,000 87,896
Sanu Gold Corp., 144A
#*∆
700,000 38,818
Scottie Resources Corp.
*
3,250,000 396,503
Seabridge Gold, Inc.
*
15,000 251,850
Silver Tiger Metals, Inc.
*
1,000,000 199,638
Skeena Resources, Ltd.
*
20,000 169,914
Spartan Resources, Ltd./Australia
*
175,000 173,369
STLLR Gold, Inc.
*
92,000 83,670
Storm Exploration, Inc.
*
537,500 19,871
Strikepoint Gold, Inc.
*
2,750,000 50,834
Sunshine Metals, Ltd./Australia
*
12,000,000 112,704
Taurus Gold, Ltd., 144A
#*@∆
2,448,381 0
Tolu Minerals, Ltd.
*
600,000 333,430
Tolu Minerals, Ltd.
*
317,000 176,162
Torex Gold Resources, Inc.
*
7,500 143,129
TriStar Gold, Inc.
*~
28,800,000 4,258,938

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2024
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Valkea Resources Corp.
*
181,000 $ 53,533
Viva Gold Corp.
*
500,000 61,000
Westhaven Gold Corp.
*
1,000,000 107,213
22,528,727
Metal - Copper 0.47%
C3 Metals, Inc.
*
115,384 29,860
Meridian Mining UK Societas
*
600,000 179,674
209,534
Metal - Diversified 4.59%
Aurion Resources, Ltd.
*
400,000 180,413
Callinex Mines, Inc.
*
100,000 76,158
Cartier Resources, Inc.
*
750,000 49,909
De Grey Mining, Ltd.
*
250,000 238,301
Ivanhoe Mines, Ltd.
*
60,000 892,602
Juno Corp., 144A
#*@∆
200,000 369,700
Orex Minerals, Inc.
*
700,000 93,164
Orsu Metals Corp., 144A
#*@∆
186,922 0
RTG Mining, Inc.
*
3,000,000 88,579
Sirios Resources, Inc.
*
1,000,000 36,970
Sterling Metals Corp.
*
1,000,000 40,667
2,066,463
Mining Services 0.56%
Cordoba Minerals Corp.
*
58,823 20,225
Orexplore Technologies, Ltd.
#*@
267,284 3,141
Summa Silver Corp.
*
750,000 227,365
250,731
Non-Ferrous Metals 0.52%
InZinc Mining, Ltd.
*
2,000,000 25,879
Solitario Resources Corp.
*
300,000 210,000
235,879
Oil Companies - Exploration & Production 0.00%
Big Sky Energy Corp.
#*@
2,000,000 0
Optical Recognition Equipment 0.00%
Nexoptic Technology Corp., 144A
#*@∆
12,083 134
Platinum 0.00%
New Age Metals, Inc., 144A
#*∆
35,880 2,255
Precious Metals 16.31%
Amani Gold, Ltd.
#*@
54,500,000 13,188
Arizona Metals Corp.
*
750,000 881,733
Brixton Metals Corp.
*
3,000,000 188,547

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2024
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Precious Metals (cont’d)
Canex Metals, Inc.
*
3,250,000 $ 108,137
Capitan Silver Corp.
*
1,100,000 115,901
Coeur Mining, Inc.
*
125,000 860,000
Denarius Metals Corp.
*
150,000 74,310
Dolly Varden Silver Corp.
*
1,750,000 1,410,403
First Nordic Metals Corp.
*
4,000,000 1,094,310
GFG Resources, Inc.
*
5,000,000 480,609
Gold Terra Resource Corp.
*
3,500,000 129,395
Gold79 Mines, Ltd.
*
850,000 150,837
GR Silver Mining, Ltd.
*
1,000,000 140,486
Hercules Metals Corp.
*
75,000 34,382
Olive Resource Capital, Inc.
*
4,000,000 73,940
Paramount Gold Nevada Corp.
*
170,000 68,646
Polarx, Ltd.
*
30,000,000 204,045
Rua Gold, Inc.
*
1,500,000 177,456
Silver Viper Minerals Corp.
*
3,000,000 116,455
Stillwater Critical Minerals Corp.
*
1,000,000 85,031
Thesis Gold, Inc.
*
900,000 562,313
Unico Silver, Ltd.
*
500,000 73,685
Unico Silver, Ltd.
*
352,941 52,013
Visionary Metals Corp.
*
1,500,000 47,137
Vizsla Royalties Corp.
*
26,666 35,885
Xali Gold Corp., 144A
#*∆
4,875,000 171,217
7,350,061
Real Estate Operating/Development 1.05%
Fremont Gold, Ltd.
*
400,000 34,012
Mammoth Resources Corp.
*~
5,500,000 61,000
Revival Gold, Inc.
*
1,798,818 379,063
474,075
Retail - Jewelry 0.47%
Mene, Inc.
*
2,115,000 211,117
Silver Mining 8.00%
Aya Gold & Silver, Inc.
*
70,000 910,939
Endeavour Silver Corp.
*
75,000 296,129
Kootenay Silver, Inc.
*
478,000 395,845
Metallic Minerals Corp.
*
1,000,000 147,880
Reyna Silver Corp.
*
360,000 29,280
Southern Silver Exploration Corp.
*
1,000,000 244,002
Vizsla Silver Corp.
*
825,000 1,579,910
3,603,985
Total Common Stocks 41,933,697
(cost $64,992,778)

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2024
World Precious Minerals Fund
Corporate Non-Convertible Bond 2.26%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Gold Mining 2.26%
Aris Gold Corp. 7.50 08/26/27 $ 715,473 $ 1,019,549
(cost $715,473)
Exchange Traded Fund 0.16% Shares
ProShares UltraShort Gold ETF
*
4,000 69,320
(cost $107,899)
Warrants 1.02%
Exercise
Price
Exp.
Date
Diamonds/Precious Stones 0.00%
Barksdale Resources Corp., 144A
#*@∆
$ 0.60 01/09/27 147,500 0
Diversified Minerals 0.00%
Minaurum Gold, Inc., 144A
#*@∆
0.34 05/02/26 250,000 0
Western Exploration, Inc., 144A
#*@∆
2.15 12/31/49 50,000 0
0
Gold Mining 0.18%
Cassiar Gold Corp., 144A
#*@∆
0.70 05/04/25 125,000 0
Freegold Ventures, Ltd., 144A
#*@∆
0.52 12/31/49 150,000 75,419
McFarlane Lake Mining, Ltd., 144A
#*@∆
0.07 05/01/25 2,500,000 0
Radisson Mining Resources, Inc., 144A
#*@∆
0.27 11/17/25 375,000 5,545
Silver Viper Minerals Corp., 144A
#*@∆
0.15 04/12/27 500,000 0
STLLR Gold, Inc., 144A
#*@∆
2.19 12/31/27 21,000 0
80,964
Metal - Diversified 0.00%
Callinex Mines, Inc., 144A
#*@∆
2.00 07/24/26 50,000 0
Sterling Metals Corp., 144A
#*@∆
0.25 04/17/25 1,000,000 0
0
Mining Services 0.66%
Aris Mining Corp.
*
2.75 07/29/25 645,000 295,686
Oil Companies - Exploration & Production 0.06%
Goliath Resources, Ltd., 144A
#*@∆
0.92 05/18/25 112,500 26,619
Precious Metals 0.06%
Denarius Metals Corp., 144A
#*@∆
0.60 03/02/26 75,000 3,882
GFG Resources, Inc., 144A
#*@∆
0.18 03/20/26 373,077 0
GFG Resources, Inc., 144A
#*@∆
0.18 04/16/27 250,000 0
Vizsla Royalties Corp.
*
0.05 12/31/25 26,666 25,040
28,922

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2024
World Precious Minerals Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Real Estate Operating/Development 0.00%
Revival Gold, Inc., 144A
#*@∆
$ 0.45 05/02/27 50,000 $ 0
TDG Gold Corp., 144A
#*@∆
0.42 07/06/26 115,000 0
0
Silver Mining 0.06%
Kootenay Silver, Inc., 144A
#*@∆
1.68 04/25/26 64,000 0
Kootenay Silver, Inc., 144A
#*@∆
1.40 05/24/26 1,250,000 0
Southern Silver Exploration Corp., 144A
#*@∆
0.35 08/14/25 875,000 0
Vizsla Silver Corp., 144A
#*@∆
2.00 11/15/24 62,500 27,265
27,265
Total Warrants 459,456
(cost $116,557 )
Call Options Purchased 0.16%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Gold Mining 0.16%
Barrick Gold Corp. $ 20.00 01/25 $ 500,000 250 37,125
Newmont Corp. 55.00 01/25 550,000 100 33,500
70,625
Total Purchased Call Options 70,625
(premiums paid $89,029 )
Investments, at value 96.67% 43,552,647
(cost $66,021,736 )
Other assets and liabilities, net 3.33% 1,502,292
Net Assets 100.00% $ 45,054,939

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2024
Gold and Precious Metals Fund
Common Stocks 88.51% Shares Value
Distribution/Wholesale 0.56%
A-Mark Precious Metals, Inc. 15,000 $ 662,400
Diversified Minerals 3.67%
Calibre Mining Corp.
*
980,000 1,891,235
Culico Metals, Inc.
*
180,000 13,309
Genesis Minerals, Ltd.
*
1,150,000 1,624,219
Leo Lithium, Ltd.
#*@
3,500,000 846,904
Lithium Royalty Corp.
*
679 2,987
4,378,654
Enterprise Software/Services 0.21%
Abaxx Technologies, Inc.
*
30,000 251,765
Gold Mining 54.34%
Agnico Eagle Mines, Ltd. 20,000 1,611,200
Alamos Gold, Inc. 300,000 5,982,000
Alamos Gold, Inc. 18,500 368,646
Anglogold Ashanti PLC 100,000 2,663,000
Barrick Gold Corp. 58,200 1,157,598
Black Cat Syndicate, Ltd.
*
3,400,000 1,073,975
Catalyst Metals, Ltd.
*
2,000,000 3,790,571
Centamin PLC 425,000 833,008
Dundee Precious Metals, Inc. 150,000 1,519,465
Eldorado Gold Corp.
*
100,000 1,737,000
Endeavour Mining PLC 60,000 1,425,857
Firefinch, Ltd.
#*@
5,000,000 215,701
Franco-Nevada Corp. 8,000 994,000
Harmony Gold Mining Co., Ltd., ADR 200,000 2,034,000
IAMGOLD Corp.
*
250,000 1,307,500
K92 Mining, Inc.
*
1,500,000 8,728,604
Kinross Gold Corp. 200,000 1,872,000
Lundin Gold, Inc. 130,000 2,811,564
Mineros SA 3,400,000 3,067,026
New Gold, Inc.
*
1,000,000 2,880,000
Newmont Corp. 30,000 1,603,500
Osisko Gold Royalties, Ltd. 120,000 2,222,633
Osisko Gold Royalties, Ltd. 50,000 925,500
Pantoro, Ltd.
*
11,000,000 868,086
Petropavlovsk PLC
#*@+
4,886,855 0
Ramelius Resources, Ltd. 1,300,000 1,957,528
Resolute Mining, Ltd.
*
5,000,000 2,541,362
Royal Gold, Inc. 8,000 1,122,400
St Barbara, Ltd.
*
3,500,000 864,246
Torex Gold Resources, Inc.
*
80,000 1,526,711
Wesdome Gold Mines, Ltd.
*
150,000 1,407,446
Westgold Resources, Ltd. 2,000,000 3,673,177
64,785,304

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2024
Gold and Precious Metals Fund
Common Stocks (cont’d) Shares Value
Metal - Diversified 5.91%
Aclara Resources, Inc.
*
137,400 $ 51,813
Ivanhoe Mines, Ltd.
*
150,000 2,231,506
Mandalay Resources Corp.
*
200,000 486,524
Vox Royalty Corp. 1,415,000 4,273,300
7,043,143
Mining Services 2.07%
Capital, Ltd. 575,000 633,455
Empress Royalty Corp.
*
2,000,000 591,519
Foraco International SA
*
300,000 479,131
Orexplore Technologies, Ltd.
#*@
1,007,351 11,839
Star Royalties, Ltd.
*
3,500,000 750,490
2,466,434
Precious Metals 8.44%
Coeur Mining, Inc.
*
350,000 2,408,000
Elemental Altus Royalties Corp.
*
250,000 221,820
EMX Royalty Corp.
*
1,000,000 1,781,951
Hecla Mining Co. 200,000 1,334,000
Luca Mining Corp.
*
3,000,000 1,009,279
Luca Mining Corp., 144A
#*@∆
1,500,000 504,640
Pan African Resources PLC 1,250,000 532,532
Pan American Silver Corp. 50,000 1,043,500
Wheaton Precious Metals Corp. 20,000 1,221,600
10,057,322
Real Estate Operating/Development 1.67%
Emerald Resources NL
*
750,000 1,986,831
Retail - Jewelry 0.56%
Mene, Inc.
*
1,025,000 102,314
Mene, Inc., 144A
#*∆
5,714,285 570,394
672,708
Silver Mining 11.08%
Andean Precious Metals Corp.
*
2,000,000 1,937,225
Aya Gold & Silver, Inc.
*
650,000 8,458,723
Endeavour Silver Corp.
*
200,000 789,678
Santacruz Silver Mining, Ltd.
*
3,000,000 743,096
Silver Crown Royalties, Inc.
*
35,000 194,092
Silvercorp Metals, Inc. 250,000 1,092,500
13,215,314
Total Common Stocks 105,519,875
(cost $71,815,696)

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2024
Gold and Precious Metals Fund
Corporate Non-Convertible Bonds 3.32%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Coal 0.00%
Caribbean Resources Corp.
#@^
19.25 06/15/15 $ 485,766 $ 0
Gold Mining 3.32%
Aris Gold Corp. 7.50 08/26/27 2,781,716 3,963,945
Total Corporate Non-Convertible Bonds 3,963,945
(cost $3,267,466)
Exchange Traded Fund 0.13% Shares
ProShares UltraShort Gold ETF
*
9,000 155,970
(cost $242,772)
Warrants 0.64%
Exercise
Price
Exp.
Date
Mining Services 0.62%
Aris Mining Corp.
*
$ 2.75 07/29/25 1,605,000 735,776
Silver Mining 0.02%
Silver Crown Royalties, Inc.
#*
16.00 07/02/27 35,000 27,173
Total Warrants 762,949
(cost $65,284 )
Call Options Purchased 0.34%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Gold Mining 0.34%
Barrick Gold Corp. $ 20.00 01/25 $ 2,900,000 1,450 215,325
Newmont Corp. 55.00 01/25 3,025,000 550 184,250
399,575
Total Purchased Call Options 399,575
(premiums paid $503,530 )
Investments, at value 92.94% 110,802,314
(cost $75,894,748 )
Other assets and liabilities, net 7.06% 8,412,192
Net Assets 100.00% $ 119,214,506

Notes to Portfolios of Investments (
unaudited
)
September 30, 2024

Legend
General
The yields reflect the effective yield from the date of purchase.
Variable and Floating Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at September 30, 2024.
Fair Valuation of Securities
For the Funds’ policies regarding the valuation of investments and other significant accounting policies, please refer to the Notes to Financial Statements.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the
“Board”) has designated the Adviser, as defined in Note 3 in the Notes to Financial Statements,
◊ Zero coupon bond. Interest rate presented is yield to maturity.
* Non-income producing security.
@ Security was fair valued at September 30, 2024, by U.S. Global Investors, Inc. (Adviser)
(other than international securities fair valued pursuant to systematic fair value models) in accordance with valuation procedures approved by the Board of Trustees. These securities, as a percentage of net assets at September 30, 2024, were 0.00% of Global Luxury Goods Fund,
3.20% of Global Resources Fund, 1.30% of World Precious Minerals Fund and 1.32% of Gold
And Precious Metals Fund, respectively. See the Fair Valuation of Securities section of these
Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of Investments.
# Illiquid Security.
∆ Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities and percentage of net assets as of September 30, 2024 amounted to
$38,818, 0.08%, of Global Luxury Goods Fund, $1,374,884, 3.29%, of Global Resources
Fund, $824,514, 1.83%, of World Precious Minerals Fund and $1,075,034, 0.90%, of Gold And
Precious Metals Fund.
~ Affiliated Company. (see following)
+ See "Restricted Securities" in Notes to Portfolios of Investments.
^ Security is currently in default and is on scheduled interest or principal payment.
ADR American Depositary Receipt
AGM Assured Guaranty Municipal
BAM Build American Mutual Assurance Company
COP Certificate of Participation
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
LP Limited Partnership
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
REIT Real Estate Investment Trust

Notes to Portfolios of Investments (
unaudited
)
September 30, 2024

as the Funds’ valuation designee to perform any fair value determinations for securities and other assets held by the Funds.
The Funds are required to disclose information regarding the fair value measurements of a
Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The measurement requirements established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the portfolios may materially differ from the values received upon actual sale of those investments.
The three levels defined by the fair value hierarchy are as follows:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long- term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean

Notes to Portfolios of Investments (
unaudited
)
September 30, 2024

between the last reported bid and ask quotation and international equity securities valued by an independent third party in order to adjust for stale pricing.
Level 3 – Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value.
The following table summarizes the valuation of each Fund’s securities as of September 30,
2024, using the fair value hierarchy:
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
U.S. Government Securities Ultra-Short Bond Fund
Investments in Securities*
United States Government and
Agency Obligations $ – $ 26,191,962 $ – $ 26,191,962
Investments, at Value $ – $ 26,191,962 $ – $ 26,191,962
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Near-Term Tax Free Fund
Investments in Securities*
Municipal Bonds $ – $ 24,133,517 $ – $ 24,133,517
Investments, at Value $ – $ 24,133,517 $ – $ 24,133,517
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Luxury Goods Fund
Assets
Investments in Securities*
Common Stocks
Apparel Manufacturers $ 835,996 $ 5,265,537 $ – $ 6,101,533
Athletic Footwear 132,898 – – 132,898
Automotive - Cars & Light
Trucks 6,915,427 2,230,207 – 9,145,634
Beverages - Wine/Spirits 1,015,299 151,292 – 1,166,591
Casino Hotels 931,500 – – 931,500
Cosmetics & Toiletries 2,958,828 – – 2,958,828
Cruise Lines 3,885,303 – – 3,885,303

Notes to Portfolios of Investments (
unaudited
)
September 30, 2024

Global Luxury Goods Fund
Assets (continued)
Common Stocks (continued)
Diversified Banking
Institution $ 1,470,477 $ – $ – $ 1,470,477
E-Commerce/Products 1,486,913 – – 1,486,913
Energy - Alternate Sources – – 0 0
Fiduciary Banks 846,282 – – 846,282
Finance - Credit Card 949,200 – – 949,200
Finance - Mortgage Loan/
Banker – – 0 0
Gold Mining 2,167,000 909,064 – 3,076,064
Hotels & Motels 2,303,670 287,413 – 2,591,083
Investment Management/
Advisory Services 886,861 – – 886,861
Oil Companies - Exploration
& Production 38,818 – – 38,818
Precious Metals 274,860 149,109 – 423,969
Private Equity 1,168,691 – – 1,168,691
Real Estate Operating/
Development – – 0 0
Retail - Apparel/Shoe 1,288,913 2,842,250 – 4,131,163
Retail - Jewelry – 3,474,638 – 3,474,638
Textile - Apparel 3,023,198 – – 3,023,198
Corporate Non-Convertible Bond – 823,841 – 823,841
Call Option 45,975 – – 45,975
Investments, at Value 32,626,109 16,133,351 0 48,759,460
Total Assets $ 32,626,109 $ 16,133,351 $ 0 $ 48,759,460
Liabilities
Other Financial Instruments
†
Currency Contract – (22,630) – (22,630)
Total Liabilities $ – $ (22,630) $ – $ (22,630)
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Resources Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 283,559 $ – $ – $ 283,559
Agricultural Chemicals – 285,095 – 285,095
Agricultural Operations 823,190 – – 823,190
Building Products - Wood 384,354 – – 384,354
Chemicals - Diversified 428,610 – – 428,610
Chemicals - Specialty 371,859 – – 371,859

Notes to Portfolios of Investments (
unaudited
)
September 30, 2024

Global Resources Fund
Common Stocks (continued)
Coal $ 444,040 $ – $ 0 $ 444,040
Containers - Paper/Plastic 221,925 – – 221,925
Diamonds/Precious Stones 238,512 – – 238,512
Diversified Minerals 710,276 80,604 171,444 962,324
Energy - Alternate Sources 249,440 – 0 249,440
Enterprise Software/
Services 2,517,653 332,730 – 2,850,383
Food - Miscellaneous/
Diversified 549,720 – – 549,720
Gold Mining 6,524,486 310,281 43,140 6,877,907
Industrial Gases 953,720 – – 953,720
Investment Companies – 183,389 – 183,389
Metal - Copper 704,217 – – 704,217
Metal - Diversified 4,240,188 525,284 369,700 5,135,172
Metal - Iron 24,548 – 0 24,548
Mining Services 97,861 – – 97,861
Natural Resource
Technology – – 145,017 145,017
Non-Ferrous Metals 1,063,995 319,600 0 1,383,595
Oil - US Royalty Trusts 1,159,350 – – 1,159,350
Oil Companies - Exploration
& Production 3,270,371 – – 3,270,371
Oil Companies - Field
Services 1,159,625 – – 1,159,625
Oil Companies - Integrated 2,064,850 – – 2,064,850
Paper & Related Products 600,950 – – 600,950
Pipelines 1,348,800 – – 1,348,800
Precious Metals 898,348 – – 898,348
Real Estate Operating/
Development 356,275 – 0 356,275
REITS - Diversified 338,600 – – 338,600
Retail - Jewelry 74,864 – – 74,864
Silver Mining 905,024 – – 905,024
Corporate Convertible Bond – – 534,780 534,780
Corporate Non-Convertible
Bonds – 1,508,339 – 1,508,339
Warrants
Diamonds/Precious Stones – 0 – 0
Diversified Minerals – 48,061 – 48,061
Gold Mining – 0 – 0
Investment Companies – 0 – 0
Metal - Copper – 0 – 0
Metal - Diversified – 0 – 0
Mining Services 220,045 – – 220,045
Non-Ferrous Metals – 0 – 0
Oil Companies - Exploration
& Production – 33,273 – 33,273
Precious Metals 6,260 – – 6,260
Real Estate Operating/
Development – 0 – 0

Notes to Portfolios of Investments (
unaudited
)
September 30, 2024

Global Resources Fund
Warrants (continued)
Silver Mining $ – $ 27,265 $ – $ 27,265
Investments, at Value 33,235,515 3,653,921 1,264,081 38,153,517
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
World Precious Minerals Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 2,355,725 $ – $ – $ 2,355,725
Coal – – 0 0
Diamonds/Precious Stones 435,543 – – 435,543
Diversified Minerals 1,941,977 267,491 0 2,209,468
Gold Mining 18,814,970 3,652,757 61,000 22,528,727
Metal - Copper 209,534 – – 209,534
Metal - Diversified 1,369,883 326,880 369,700 2,066,463
Mining Services 20,225 227,365 3,141 250,731
Non-Ferrous Metals 235,879 – – 235,879
Oil Companies - Exploration
& Production – – 0 0
Optical Recognition
Equipment – – 134 134
Platinum 2,255 – – 2,255
Precious Metals 7,007,130 329,743 13,188 7,350,061
Real Estate Operating/
Development 474,075 – – 474,075
Retail - Jewelry 211,117 – – 211,117
Silver Mining 3,603,985 – – 3,603,985
Corporate Non-Convertible Bond – 1,019,549 – 1,019,549
Exchange Traded Fund 69,320 – – 69,320
Warrants
Diamonds/Precious Stones – 0 – 0
Diversified Minerals – 0 – 0
Gold Mining – 80,964 – 80,964
Metal - Diversified – 0 – 0
Mining Services 295,686 – – 295,686
Oil Companies - Exploration
& Production – 26,619 – 26,619
Precious Metals 25,040 3,882 – 28,922
Real Estate Operating/
Development – 0 – 0
Silver Mining – 27,265 – 27,265

Notes to Portfolios of Investments (
unaudited
)
September 30, 2024

The following is a reconciliation of assets for which unobservable inputs (Level 3) were used in determining fair value during the period January 1, 2024 through September 30, 2024:
World Precious Minerals Fund
Warrants (continued)
Purchased Call Options $ 33,500 $ 37,125 $ – $ 70,625
Investments, at Value 37,105,844 5,999,640 447,163 43,552,647
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Gold And Precious Metals Fund
Investments in Securities*
Common Stocks
Distribution/Wholesale $ 662,400 $ – $ – $ 662,400
Diversified Minerals 1,907,531 1,624,219 846,904 4,378,654
Enterprise Software/
Services 251,765 – – 251,765
Gold Mining 48,967,650 15,601,953 215,701 64,785,304
Metal - Diversified 7,043,143 – – 7,043,143
Mining Services 1,821,140 633,455 11,839 2,466,434
Precious Metals 9,524,790 532,532 – 10,057,322
Real Estate Operating/
Development – 1,986,831 – 1,986,831
Retail - Jewelry 672,708 – – 672,708
Silver Mining 13,215,314 – – 13,215,314
Corporate Non-Convertible
Bonds – 3,963,945 0 3,963,945
Exchange Traded Fund 155,970 – – 155,970
Warrants
Mining Services 735,776 – – 735,776
Silver Mining – 27,173 – 27,173
Purchased Call Options 184,250 215,325 – 399,575
Investments, at Value $ 85,142,437 $ 24,585,433 $ 1,074,444 $ 110,802,314
*
Refer to the Portfolio of Investments for a detailed list of the Fund’s investments.
†
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments, such as
Currency Contracts, which are valued at the unrealized appreciation (depreciation) at period end.
Common
Stocks Total
Global Luxury Goods Fund
Beginning Balance 12/31/23 $ 0 $ 0
Net change in unrealized appreciation (depreciation) — —
Ending Balance 09/30/24 $ 0 $ 0
Net change in unrealized appreciation (depreciation) from Investments held as of
09/30/24
(1)
$ — $ —

Notes to Portfolios of Investments (
unaudited
)
September 30, 2024

(
Significant unobservable inputs developed by the Adviser for Level 3 investments held at period end are as follows:
Common
Stocks
Corporate
Convertible
Bond Total
Global Resources Fund
Beginning Balance 12/31/23 $ 732,376 $ 509,860 $ 1,242,236
Net change in unrealized appreciation (depreciation) (3,075) 24,920 21,845
Ending Balance 09/30/24 $ 729,301 $ 534,780 $ 1,264,081
Net change in unrealized appreciation (depreciation) from Investments held as of 09/30/24
(1)
$ (3,075) $ 24,920 $ 21,845
Common
Stock Total
World Precious Minerals Fund
Beginning Balance 12/31/23 $ 404,295 $ 404,295
Transfers (234) (234)
Net change in unrealized appreciation (depreciation) 43,102 43,102
Ending Balance 09/30/24 $ 447,163 $ 447,163
Net change in unrealized appreciation (depreciation) from Investments held as of
09/30/24
(1)
$ 43,102 $ 43,102
Common
Stocks
Corporate
Non-
Convertible
Bond Total
Gold and Precious Metals Fund
Beginning Balance 12/31/23 $ 1,511,115 $ 0 $ 1,511,115
Transfers 11,839 — 11,839
Net change in unrealized appreciation (depreciation) (448,510) — (448,510)
Ending Balance 09/30/24 $ 1,074,444 $ 0 $ 1,074,444
Net change in unrealized appreciation (depreciation) from Investments held as of 09/30/24
(1)
$ (448,510) $ — $ (448,510)
(1)
The amounts shown represent the net change in unrealized appreciation (depreciation) attributable to only those investments still held and classified as Level 3 at September 30, 2024.
Fair Value at
09/30/24
Valuation
Technique(s)
Unobservable
Input
Range (Weighted
Average)
Global Luxury Goods Fund
Investments in Securities
Common Stocks $ 0 Market Transaction
(1)
Discount 100%
Global Resources Fund
Investments in Securities 0% - 100% discount
(98% discount)
Common Stocks 729,301 Market Transaction
(1)
Discount
Corporate Convertible Bond 534,780 Market Transaction
(1)
Discount 0%

Notes to Portfolios of Investments (
unaudited
)
September 30, 2024

The majority of securities classified as Level 3 are private companies. The initial valuation is usually cost, which is then adjusted as determined by the Valuation Committee for subsequent known market transactions and evaluated for progress against anticipated milestones and current operations. An evaluation that the holding no longer meets expectations could result in the application of discounts and a significantly lower fair valuation. For certain securities, the last known market transaction is increased or decreased by changes in a market index or industry peers as approved by the Valuation Committee.
Affiliated Companies
The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended September 30, 2024.
At September 30, 2024, the value of investments in affiliated companies was $0, representing
0% of net assets, and the total cost was $2,400,000.
Fair Value at
09/30/24
Valuation
Technique(s)
Unobservable
Input
Range (Weighted
Average)
World Precious Minerals Fund
Investments in Securities 0% - 100% discount
(95% discount)
Common Stocks 447,163 Market Transaction
(1)
Discount
Gold and Precious Metals Fund
Investments in Securities 0% - 100% discount
(6% discount)
Common Stocks 1,074,444 Market Transaction
(1)
Discount
Corporate Non-Convertible
Bond
0 Market Transaction
(1)
Discount 100%
(1)
Market Transaction refers to most recent known market transaction, including transactions in which the fund participated, as adjusted for any discount or premium as discussed below.
Shares of Affiliated Companies
Global Resources Fund
December 31,
2023 Additions Reductions
September 30 ,
2024
Pacific Green Energy Corp. 2,400,000 — — 2,400,000
Values of Affiliated Companies
Global Resources
Fund
December
31, 2023
Purchases
Cost
Sales
Proceeds
September
30 , 2024 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Pacific Green
Energy Corp. $ 0 $ — $ — $ 0 $ — $ — $ —

Notes to Portfolios of Investments (
unaudited
)
September 30, 2024

At September 30, 2024, the value of investments in affiliated companies was $4,614,219, representing 10.24% of net assets, and the total cost was $5,670,311.
Restricted Securities
The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.
Shares of Affiliated Companies
World Precious Minerals Fund
December 31,
2023 Additions Reductions
September 30 ,
202 4
First Nordic Metals Corp. (formerly
Barsele Minerals Corp.) 7,550,000 — (7,550,000) —
(a)
Kesselrun Resources, Ltd. 5,000,000 — — 5,000,000
Mammoth Resources Corp. 5,500,000 — — 5,500,000
TriStar Gold, Inc. 28,800,000 — — 28,800,000
Waraba Gold Ltd. 8,200,000 — — 8,200,000
Waraba Gold, Ltd. - w arrants 5,390,000 — (5,390,000) —
Values of Affiliated Companies
World Precious
Minerals Fund
December 31,
2023
Purchases
Cost
Sales
Proceeds
September
30, 2024 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
First Nordic Metals
Corp. (formerly
Barsele Minerals
Corp.) $ 769,216 $ — $ (1,558,332) $ — (a) $ — $ – $ 789,116
Kesselrun
Resources, Ltd. 169,805 — — 203,335 — – 33,530
Mammoth
Resources Corp. 62,262 — — 61,000 — – (1,262)
TriStar Gold, Inc. 1,956,153 — — 4, 258 , 938 — – 2, 302 , 785
Waraba Gold, Ltd. 371,307 — — 90,946 — – (280,361)
$ 3,328,743 $ — $ (1,558,332) $4,614,219 $ — $ – $ 2,843,808
(a) At September 30, 2024, the company was no longer defined as an affiliate, although it was an affiliate company during the period.

Notes to Portfolios of Investments (
unaudited
)
September 30, 2024

As of September 30, 2024, the total cost of restricted securities was $426,625, and the total value was $0, representing 0.00% of net assets.
As of September 30, 2024, the total cost of restricted securities was $7,473,544, and the total value was
$145,017, representing 0.35% of net assets.
As of September 30, 2024, the total cost of restricted securities was $1,362,590, and the total value was
$0, representing 0.00% of net assets.
Open forward foreign currency contracts as of September 30, 2024, were as follows:
Global Luxury Goods Fund
Acquisition
Date
Cost per
Share/Unit
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00
Global Resources Fund
Acquisition
Date
Cost per
Share/Unit
I-Pulse, Inc., 144A 10/04/07 $ 1.88
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00
Gold and Precious Metals Fund
Acquisition
Date
Cost per
Share/Unit
Petropavlovsk PLC 09/15/21-10/07/21 $ 0.28
Fund Counterparty Currency to Deliver
Currency to
Receive
Settlement
Date
Settlement
Value at
September
30, 2024
Net Unrealized
Depreciation
Global Luxury
Goods
Fund
Brown Brothers
Harriman & Co. EUR 2,000,000 USD 2,205,200 10/15/2024 $ 2,227,830 $ (22,630)